Deferred income tax assets and liabilities and income tax expense - Summary of tax losses carryforwards (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Tax Losses Carryforwards [Line Items]
Total tax loss	$ 203,423	$ 194,689	$ 129,209
2027 [member]
Disclosure Of Tax Losses Carryforwards [Line Items]
Total tax loss	5,372	6,185	5,166
2028 [member]
Disclosure Of Tax Losses Carryforwards [Line Items]
Total tax loss	63,097	72,643	60,727
2029 [Member]
Disclosure Of Tax Losses Carryforwards [Line Items]
Total tax loss	18,533	32,126	27,113
2030 Onward [Member]
Disclosure Of Tax Losses Carryforwards [Line Items]
Total tax loss	$ 116,421	$ 83,735	$ 36,203